NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Average Annual Depreciation Rates for All Utility Plants) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Summary Of Average Annual Depreciation Rates For All Utility Plants [Abstract]
Average annual depreciation rate	2.99%	3.16%	3.22%